Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Dec. 28, 2016
Document Effective Date	Dec. 29, 2016
Prospectus Date	Dec. 29, 2016
Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Prospectus:
Trading Symbol	VAGLX
Capital Appreciation Fund | Capital Appreciation Fund
Prospectus:
Trading Symbol	VCCAX
Conservative Growth Lifestyle Fund | Conservative Growth Lifestyle Fund
Prospectus:
Trading Symbol	VCGLX
Core Bond Fund | Core Bond Fund
Prospectus:
Trading Symbol	VCCBX
Government Money Market II Fund | Government Money Market II Fund
Prospectus:
Trading Symbol	VIIXX
High Yield Bond Fund | High Yield Bond Fund
Prospectus:
Trading Symbol	VCHYX
International Opportunities Fund | International Opportunities Fund
Prospectus:
Trading Symbol	VISEX
Large Cap Value Fund | Large Cap Value Fund
Prospectus:
Trading Symbol	VACVX
Mid Cap Growth Fund | Mid Cap Growth Fund
Prospectus:
Trading Symbol	VAMGX
Mid Cap Value Fund | Mid Cap Value Fund
Prospectus:
Trading Symbol	VMCVX
Moderate Growth Lifestyle Fund | Moderate Growth Lifestyle Fund
Prospectus:
Trading Symbol	VMGLX
Small Cap Growth Fund | Small Cap Growth Fund
Prospectus:
Trading Symbol	VASMX
Small Cap Value Fund | Small Cap Value Fund
Prospectus:
Trading Symbol	VCSVX
Socially Responsible Fund | Socially Responsible Fund
Prospectus:
Trading Symbol	VCSRX
Strategic Bond Fund | Strategic Bond Fund
Prospectus:
Trading Symbol	VCSBX